Related-Party Transactions	12 Months Ended
Mar. 31, 2023
Related-Party Transactions
Related-Party Transactions

13. Related-Party Transactions

Transactions with the CEO of the Company and ZENY Inc.

For the fiscal year ended March 31, 2021, the Company had certain funding transactions with Yusuke Shono, the CEO of the Company, and ZENY Inc., a personal asset management company wholly owned by the CEO of the Company for general operating needs of ¥28,640 thousand, and the entire amount totaled ¥30,053 thousand had been repaid by March 31, 2021. Also, a receivable of ¥17 thousand from ZENY Inc. was collected during the fiscal year ended March 31, 2021. Therefore, there was no remaining balance related to ZENY Inc. in the Consolidated Balance Sheets as of March 31, 2022 and 2021. The payable and receivable with these related parties were non-interest bearing.

As of and for the fiscal year ended March 31, 2021, the Company and ZENY Inc. had been under common control of the CEO of the Company since the CEO of the Company and ZENY Inc. had 78.1% and 10.4% of the Company’s common shares, respectively. However, ZENY Inc. completed its dissolution of the corporation on September 1, 2021, and the CEO of the Company assumed the 10.4% of the Company’s common shares, which ZENY Inc. had held prior to the dissolution, as of March 31, 2022.

Transactions with ESCO & Marketing Inc. and Peijen Inc.

During the fiscal year ended March 31, 2021, the Company collected the non-interest-bearing short-term funding of ¥6,112 thousand, which was provided during the fiscal year ended March 31, 2020, for ESCO & Marketing Inc. and Peijen Inc., two wholly owned companies by the CEO of the Company. The short-term funding was provided for general operating needs prior to the fiscal year ended March 31, 2021. The capital relationship between the CEO of the Company and these companies was terminated during the fiscal year ended March 31, 2021.

The collections of the receivable from related parties are included as a component of the shareholders’ equity on the Consolidated Balance Sheets.

Guarantees by the CEO of the Company

As described in Note 7, Debt, the CEO of the Company has guaranteed the Company’s term loan agreement with SBI Estate Finance Co., Ltd. and pledged his personal assets as collateral. The CEO of the Company has also guaranteed the Company’s term loan agreements with Resona Bank, Limited and Japan Finance Corporation.

The Company entered into a lease agreement on April 1, 2015 for its headquarter location in Osaka City, Osaka, Japan. The current lease term expires on February 27, 2024 and its lease payment is ¥148 thousand per month. The CEO of the Company is a guarantor of this lease.